Employee benefit plans - Weighted average assumptions for periodic benefit cost (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefit plans
Discount rate (as a percent)	2.02%	2.35%	3.27%
Rate of compensation increase (as a percent)	3.17%	3.18%	3.21%
Rate of pension increase (as a percent)	1.46%	1.70%	1.69%